SUBSEQUENT EVENT (Details)					0 Months Ended		1 Months Ended	0 Months Ended
	Jun. 30, 2013	Apr. 26, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 16, 2013 Subsequent Event USD ($)	Aug. 15, 2013 Subsequent Event USD ($)	Aug. 19, 2013 Subsequent Event USD ($)	Aug. 16, 2013 Subsequent Event Warrants USD ($)	Aug. 16, 2013 Subsequent Event Warrants	Aug. 16, 2013 Subsequent Event Warrants Private Placement [Member]
Subsequent Event [Line Items]
Gross proceeds						$ 1,556,400	$ 200,000	$ 1,756,400
Common stocks, including management and existing shareholders					200,000
Common stock, shares issued	9,370,646	70,207	9,300,439	8,182,791	2,927,333			1,463,667		292,733
Exercise price of warrants									1
Proceeds from stock offering before deductions					1,300,000
Proceeds from stock offering after deductions					259,000
Commission to place agent					$ 155,400
Percentage of gross proceeds								10.00%
Percentage of commonn stock under purchase price agreement								10.00%
Purchase price per Share								$ 0.60
Shares purchased by directors and employess								100,000